Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Balance at Jun. 30, 2016	$ 12,035	$ 86,127,252	$ (79,096,934)	$ 7,042,353
Balance, shares at Jun. 30, 2016	12,035,037
Issuance of restricted common stock	$ 6	(6)
Issuance of restricted common stock, shares	6,125
Stock-based compensation expense		704,452		704,452
Issuance of common stock for cashless exercises of warrants from consultants and Series A Preferred Stock warrant holder	$ 487	(487)
Issuance of common stock for cashless exercises of warrants from consultants and Series A Preferred Stock warrant holder, shares	487,212
Net loss			(6,286,521)	(6,286,521)
Balance at Jun. 30, 2017	$ 12,528	86,831,211	(85,383,455)	1,460,284
Balance, shares at Jun. 30, 2017	12,528,374
Stock-based compensation expense		68,870		68,870
Issuance of common stock on exercise of Series A Preferred Stock Warrants	$ 17	(17)		16,746
Issuance of common stock on exercise of Series A Preferred Stock Warrants, shares	16,746
Issuance of warrants to promissory notes payable placement agent		75,577		75,577
Issuance of warrants to holders of promissory notes payable		841,617		841,617
Net loss			(981,686)	(981,686)
Balance at Sep. 30, 2017	$ 12,545	87,817,258	(86,365,141)	1,464,662
Balance, shares at Sep. 30, 2017	12,545,120
Balance at Jun. 30, 2017	$ 12,528	86,831,211	(85,383,455)	1,460,284
Balance, shares at Jun. 30, 2017	12,528,374
Net loss				(5,610,920)
Balance at Mar. 31, 2018	$ 12,548	88,665,834	(90,994,375)	(2,315,993)
Balance, shares at Mar. 31, 2018	12,548,870
Balance at Jun. 30, 2017	$ 12,528	86,831,211	(85,383,455)	1,460,284
Balance, shares at Jun. 30, 2017	12,528,374
Issuance of restricted common stock	$ 4			4
Issuance of restricted common stock, shares	3,750
Stock-based compensation expense		517,999		517,999
Issuance of common stock for cashless exercises of warrants from consultants and Series A Preferred Stock warrant holder	$ 18	(18)
Issuance of common stock for cashless exercises of warrants from consultants and Series A Preferred Stock warrant holder, shares	17,746
Issuance of warrants to promissory notes payable placement agent		200,658		200,658
Issuance of warrants to holders of promissory notes payable		1,268,831		1,268,831
Net loss			(8,960,852)	(8,960,852)
Balance at Jun. 30, 2018	$ 12,550	88,818,681	(94,344,307)	(5,513,076)
Balance, shares at Jun. 30, 2018	12,549,870
Balance at Sep. 30, 2017	$ 12,545	87,817,258	(86,365,141)	1,464,662
Balance, shares at Sep. 30, 2017	12,545,120
Stock-based compensation expense		134,038		134,038
Issuance of warrants to promissory notes payable placement agent		125,081		125,081
Issuance of warrants to holders of promissory notes payable		424,727		424,727
Net loss			(1,427,350)	(1,427,350)
Balance at Dec. 31, 2017	$ 12,545	88,501,104	(87,792,491)	721,158
Balance, shares at Dec. 31, 2017	12,545,120
Issuance of restricted common stock	$ 4	(4)
Issuance of restricted common stock, shares	3,750
Stock-based compensation expense		162,265		162,265
Issuance of warrants to holders of promissory notes payable		2,469
Net loss			(3,201,884)	(3,201,884)
Balance at Mar. 31, 2018	$ 12,548	88,665,834	(90,994,375)	(2,315,993)
Balance, shares at Mar. 31, 2018	12,548,870
Balance at Jun. 30, 2018	$ 12,550	88,818,681	(94,344,307)	(5,513,076)
Balance, shares at Jun. 30, 2018	12,549,870
Cumulative effect of write-off of derivative liability for adoption of ASU 2017-11		59,397		59,397
Adjusted Balances as at June 30, 2018	$ 12,550	88,878,078	(94,344,307)	(5,453,679)
Adjusted Balances as at June 30, 2018, shares	12,549,870
Stock-based compensation expense		152,801		152,801
Net loss			(3,380,093)	(3,380,093)
Balance at Sep. 30, 2018	$ 12,550	89,030,879	(97,724,400)	(8,680,971)
Balance, shares at Sep. 30, 2018	12,549,870
Balance at Jun. 30, 2018	$ 12,550	88,818,681	(94,344,307)	(5,513,076)
Balance, shares at Jun. 30, 2018	12,549,870
Net loss				(13,195,468)
Balance at Mar. 31, 2019	$ 30,981	107,982,692	(107,539,775)	473,898
Balance, shares at Mar. 31, 2019	30,980,658
Balance at Sep. 30, 2018	$ 12,550	89,030,879	(97,724,400)	(8,680,971)
Balance, shares at Sep. 30, 2018	12,549,870
Stock-based compensation expense		263,044		263,044
Conversion of Notes and accrued interest	$ 10,731	11,794,102		11,804,833
Conversion of Notes and accrued interest, shares	10,731,669
Equity units issued for cash	$ 6,483	5,170,602		5,177,085
Equity units issued for cash, shares	6,482,671
Net loss			(7,129,310)	(7,129,310)
Balance at Dec. 31, 2018	$ 29,764	106,258,627	(104,853,710)	1,434,681
Balance, shares at Dec. 31, 2018	29,764,210
Stock-based compensation expense		394,692		394,692
Equity units issued for cash	$ 1,520	1,723,480		1,725,000
Equity units issued for cash, shares	1,519,840
Shares relinquished	$ (303)	(394,107)		(394,410)
Shares relinquished, shares	(303,392)
Net loss			(2,686,065)	(2,686,065)
Balance at Mar. 31, 2019	$ 30,981	$ 107,982,692	$ (107,539,775)	$ 473,898
Balance, shares at Mar. 31, 2019	30,980,658